UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter Ended: September 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:		[ ] is a restatement.
			[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CWH Associates, Inc.
Address:	200 Park Avenue
		Suite 3900
		New York, New York 10166

Form 13F File Number: 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Abrams
Title:	Chief Operating Officer
Phone:  (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		11/8/01
--------------			------------		-------

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $155,528.93
					(Thousands)



List of Other Included Managers: None





Form 13F INFORMATION TABLE


NAME                TITLE    CUSIP    VALUE      SHARES  INVEST.    No
                   of CLASS	      (x$1000)           Discre.  Voting

Action Perf Comp     COM   004933107  $7039.08   386,550  Sole   298,350
Advance PCS	     COM   00790K109  $9252.44   128,900  Sole    98,750
Advanced Mkting Svcs COM   00753T105  $2636.36   171,750  Sole   133,300
Amdocs Ltd	     ORD   G02602103  $ 799.50    30,000  Sole    22,850
Apollo Group, Inc.   CL A  037604105  $8140.16   193,675  Sole   149,475
Beazer Homes USA     COM   07556Q105  $3545.37    72,950  Sole    56,675
Beverly Enterprises  COM   087851309 $12959.10 1,270,500  Sole   989,700
Bioject Medical Tech COM   09059T206  $ 512.00    50,000  Sole         0
BJs Wholesale Club   COM   05548J106  $2878.02    60,450  Sole    46,000
Caminus Corp	     COM   133766105  $ 477.10    32,500  Sole    24,750
Caremark RX          COM   141705103  $13339.00  799,700  Sole   613,700
CMG Info Svcs Comp   COM   125750109  $  40.00    40,000  Sole    40,000
CNS, Inc             COM   126136100  $1083.36   292,800  Sole   218,800
Concord EFS, Inc.    COM   206197105  $1189.49    24,300  Sole    18,700
Convera Corp         CL A  211919105  $  69.21    28,250  Sole    15,450
Devry, Inc           COM   251893103  $6267.24   174,575  Sole   134,675
Diamonds Trust  Unit Ser 1 252787106  $1784.67    20,200  Sole    14,850
DR Horton, Inc.      COM   23331A109  $1434.65    68,775  Sole    53,675
Edison Schools, Inc. CL A  281033100  $1297.09    85,900  Sole    64,700
Efunds Corp          COM   28224R101  $1707.46   102,550  Sole    79,200
Factual Data Corp    COM   303094106  $1326.38   120,800  Sole    56,850
Genesis Microchip    COM   371933102  $ 844.20    30,000  Sole    22,850
Harley Davidson      COM   412822108  $ 810.00    20,000  Sole    15,350
Impac Mtg Holdings   COM   45254P102  $ 148.80    20,000  Sole    15,450
Infineon Tech AG  Spon ADR 45662N103  $ 619.50    50,000  Sole    37,250
Inkine Pharm Inc.    COM   457214104  $ 116.66   151,500  Sole   129,900
Integrated Elctr Svc COM   45811E103  $3404.43   630,450  Sole   491,600
Ishares Inc. 	MSCI Japan 464286848  $1539.72   183,300  Sole   141,350
Japan Equity Fund    COM   471057109  $1010.92   199,000  Sole   155,950
Japan OTC EquityFund COM   471091108  $ 986.74   187,950  Sole   147,650
KFX, Inc.            COM   48245L107  $ 788.29   242,550  Sole   181,700
Lantronix, Inc.      COM   516548104  $ 488.00    80,000  Sole    61,700
Laser Vision Centers COM   51807H100  $1571.00   628,400  Sole   496,100
LCA-Vision, Inc      COM   501803209  $ 462.37   436,200  Sole   210,000
Lennar Corp          COM   526057104  $2900.32    80,475  Sole    62,875
Manor Care, Inc      COM   564055101  $8668.85   308,500  Sole   240,000
NASDAQ 100 TR   Unit Ser 1 631100104  $8694.00   300,000  Sole   223,700
Nobel Learning Cmmnt COM   654889104  $ 662.06    80,250  Sole    46,700
Novamed Eyecare      COM   66986W108  $ 238.10   122,100  Sole    71,700
Paychex, Inc.        COM   704326107  $1594.41    50,600  Sole    39,100
Pentastar Comm       COM   709632103  $1368.76   137,150  Sole    93,250
Pharm. Resources     COM   717125108  $1805.38    50,500  Sole    38,450
Presstek, Inc.       COM   741113104  $ 148.49    23,950  Sole    17,200
Rambus, Inc.         COM   750917106  $ 705.09    95,800  Sole    73,600
Rehabcare Group      COM   759148109  $6772.33   155,650  Sole   120,350
Research in Motion   COM   760975102  $ 824.10    51,250  Sole    39,700
SCP Pool Corp        COM   784028102  $4182.47   195,900  Sole   151,650
Semicndctr Hldr Tr Dep Rcpt 816636203 $2956.00   100,000  Sole    76,050
Shaw Group, Inc.     COM   820280105  $1408.50    50,000  Sole    37,900
Smartforce PubLtd Spons ADR 83170A206 $ 866.26    52,950  Sole    41,250
Specialty Labs, Inc. COM   84749R100  $4243.25   154,300  Sole   118,950
Symantec Corp.       COM   871503108  $ 615.39    17,750  Sole    12,750
TLC Laser Eye Cntrs  COM   87255E108  $  31.08    12,000  Sole    12,000
TRC Companies, Inc   COM   872625108  $6304.62   174,450  Sole   132,250
US Physical Therapy  COM   90337L108  $3348.25   206,300  Sole   160,950
Whole Foods Mkt Inc  COM   966837106  $6509.72   207,250  Sole   160,800
Winstar Comm, Inc    COM   975515107  $   1.10    16,000  Sole     3,800
Xoma Ltd             ORD   G9825R107  $ 112.12    13,300  Sole    13,300